Debt - Schedule of Short-Term Notes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term notes payable
Total short-term notes payable	$ 6,159	$ 14,396	$ 3,704
Notes Payable to Banks
Short-term notes payable
Less: Unamortized debt issuance costs	(26)	$ (4)	(52)
Notes Payable to Banks | Bank 2
Short-term notes payable
Weighted average interest rates		7.50%
Short-term notes payable, gross	$ 6,185	$ 14,400	$ 3,756